Accounts and notes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts and notes payable
Payables related to service fees and incentives to drivers	¥ 4,116,787	¥ 4,309,814	¥ 2,465,919	¥ 3,339,235
Payables related to driver management fees	264,290	194,915	157,380	158,937
other accounts payable	96,913	88,846	245,747	536,080
Notes payable		712	44,724	721,463
Total	¥ 4,477,990	¥ 4,594,287	¥ 2,913,770	¥ 4,755,715